Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 50,138	$ 9,507	$ 29,066
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	59	(305)	1,511
Reclassification adjustment for realized losses (gains) included in net income	(648)	(350)	(296)
Foreign currency translation adjustments, net of tax of nil	50	128	210
Net unrecognized actuarial gain (loss), net of tax of $(54), $(125) and $8 in 2010, 2011 and 2012, respectively	233	(573)	(203)
Comprehensive income	49,832	8,407	30,288
Comprehensive loss attributable to noncontrolling interests	1,461	1,261	4,118
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 51,293	$ 9,668	$ 34,406